SHARE-BASED PAYMENTS - Stock-based Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 134,113	$ 5,779	$ 4,155,641	$ 105,643	$ 144,775	$ 172,491
Unrecognized compensation cost related to non-vested stock option	1,164,223		$ 1,164,223		$ 238,275
Share-based arrangement, non-vested weighted average period			2 years 5 months 23 days		1 year 9 months 18 days
Sales and Marketing Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 537,550		$ 537,550